Interim Condensed Statements of Operations (Unaudited) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Operating expenses:
Research and development (of which $295 and $103 are with related parties in 2025 and 2024, respectively)		$ 289	$ 168
General and administrative (of which $286 and $149 are with related parties in 2025 and 2024, respectively)		528	315
Total operating expenses		817	483
Operating loss from continuing operations		(817)	(483)
Interest expense (of which $0 and $12 are with related parties in 2025 and 2024, respectively)			(18)
Change in fair value of convertible securities		(326)	(379)
Other expense, net		(51)	(5)
Loss from continuing operations		(1,194)	(885)
Net income (loss) from discontinued operations		(58)	14
Net loss		$ (1,252)	$ (871)
Loss per share attributable to shareholders:
Basic		$ (0.17)	$ (0.13)
Diluted		$ (0.17)	$ (0.13)
Weighted average Ordinary Shares outstanding – basic	[1],[2]	7,362,906	6,889,708
Weighted average Ordinary Shares outstanding – diluted	[1],[2]	7,362,906	6,889,708

[1]	After giving effect to the forward share split, see also Note 2(c)
[2]	After giving effect to the forward share split, see also Note 2(c).